CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Accounts receivable, allowance	¥ 5,569	$ 763	¥ 5,926
Accounts payable	30,233	4,142	22,139
Deferred revenue and customer advances	283,251	38,805	318,587
Amounts due to related parties	1,734	238	4,428
Accrued expenses and other current liabilities	126,501	17,331	143,677
Current operating lease liabilities	3,661	502	1,927
Noncurrent operating lease liabilities	11,252	$ 1,542	1,933
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Related Party
Amounts due to related parties	1,734	$ 238	4,428
VIE
Accounts receivable, allowance	5,565	762	5,926
Accounts payable	26,632	3,649	21,702
Deferred revenue and customer advances	280,705	38,456	317,270
Accrued expenses and other current liabilities	100,213	13,729	106,256
Current operating lease liabilities	3,661	502	1,927
Noncurrent operating lease liabilities	11,252	1,542	1,933
VIE | Related Party
Amounts due to related parties	1,965	269	8,989
VIEs excluding Group companies | Related Party
Amounts due to related parties	¥ 1,562	$ 214	¥ 4,046
Class A ordinary shares
Ordinary shares, shares authorized (in shares)	700,000,000	700,000,000	700,000,000
Ordinary shares shares issued (in shares)	125,122,382	125,122,382	125,122,382
Ordinary shares, shares outstanding (in shares)	116,084,207	116,084,207	119,704,787
Class B ordinary shares
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Ordinary shares shares issued (in shares)	144,000,000	144,000,000	144,000,000
Ordinary shares, shares outstanding (in shares)	144,000,000	144,000,000	144,000,000
Undesignated
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Ordinary shares shares issued (in shares)	0	0	0
Ordinary shares, shares outstanding (in shares)	0	0	0